Share based compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share based compensation [Abstract]
Share-based Payment Charges	Share-based payment charges for the year ending:
	For the Years Ended December 31,
(In $ millions)	2019	2018	2017
Share-based payment charge	3.9	3.7	1.8
Total shared based compensation	3.9	3.7	1.8

Share Option, Activity
The table below sets forth the number of share options granted and weighted average exercise price during the years ended December 31, 2019, 2018 and 2017.

	2019		2018		2017
Number and weighted average exercise price stock options:	Number	Weighted Average Exercise Price (in $)	Number	Weighted Average Exercise Price (in $)	Number	Weighted Average Exercise Price (in $)
Outstanding at January 1	2,615.000	22.0	1,711,000	18.0	-	-
Granted during the year	460,000	17.5	1,664,000	24.0	1,711,000	18.0
Forfeited during the year	(717,500)	22.34	(760,000)	18.0	-	-
Outstanding at December 31	2,357,500	20.92	2,615,000	22.0	1,711,000	18.0
Exercisable at December 31	810,999	20.04	333,666	18.0	-	-

Stock Options, Valuation Assumptions
The fair value of equity settled options are measured at grant date using the Black Scholes option pricing model. Weighted average remaining life for the vested options at December 31, 2019 and 2018 were 2.86 years and 3.50 years, respectively.

Following input is used when calculating fair value:	2019	2018	2017
Expected future volatility	32%	30%	25%
Expected dividend rate	-	-	-
Risk-free rate	2.0%	2.1% - 2.9%	1.5% - 2.0%
Expected life after vesting	2 years	2 years	2 years